SEGMENT INFORMATION	9 Months Ended	12 Months Ended
	Oct. 01, 2022	Jan. 01, 2022
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 11 – SEGMENT INFORMATION

The Company generated revenue and gross profit by segment as follows:

	Three Months Ended		Nine Months Ended
	October 1, 2022	October 2, 2021	October 1, 2022	October 2, 2021
Commercial Staffing - US	$25,940	$29,601	$83,350	$88,240
Professional Staffing - US	25,756	4,536	45,292	12,215
Professional Staffing - UK	14,424	13,364	46,424	46,527
Total Revenue	$66,120	$47,501	$175,066	$146,982

Commercial Staffing - US	$5,034	$5,195	$15,197	$15,422
Professional Staffing - US	4,715	1,200	8,286	3,146
Professional Staffing - UK	2,576	3,229	7,874	8,090
Total Gross Profit	$12,325	$9,624	$31,357	$26,658

STAFFING 360 SOLUTIONS, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share, per share and stated value per share)

(UNAUDITED)

The following table disaggregates revenues by segments:

	Three Months Ended October 1, 2022
	Commercial Staffing - US	Professional Staffing - US	Professional Staffing - UK	Total
Permanent Revenue	$128	$245	$1,013	$1,386
Temporary Revenue	25,812	25,511	13,411	64,734
Total	$25,940	$25,756	$14,424	$66,120

	Three Months Ended October 2, 2021
	Commercial Staffing - US	Professional Staffing - US	Professional Staffing - UK	Total
Permanent Revenue	$147	$328	$858	$1,333
Temporary Revenue	29,454	4,208	12,506	46,168
Total	$29,601	$4,536	$13,364	$47,501

	Nine Months Ended October 1, 2022
	Commercial Staffing - US	Professional Staffing - US	Professional Staffing - UK	Total
Permanent Revenue	$357	$894	$3,116	$4,367
Temporary Revenue	82,993	44,398	43,308	170,699
Total	$83,350	$45,292	$46,424	$175,066

	Nine Months Ended October 2, 2021
	Commercial Staffing - US	Professional Staffing - US	Professional Staffing - UK	Total
Permanent Revenue	$290	$851	$2,567	$3,708
Temporary Revenue	87,950	11,364	43,960	143,274
Total	$88,240	$12,215	$46,527	$146,982

As of October 1, 2022 and January 1, 2022, the Company has assets in the U.S. and the U.K. as follows:

	October 1, 2022	January 1, 2022
United States	$73,466	$49,652
United Kingdom	22,108	24,038
Total Assets	$95,574	$73,690

NOTE 14 – SEGMENT INFORMATION

In December 2017, the Company reorganized its operations into three reportable segments: Commercial – US; Professional – US and Professional - UK.

	Fiscal 2021	Fiscal 2020
Commercial Staffing - US	$118,879	$113,970
Professional Staffing - US	16,519	23,477
Professional Staffing - UK	62,372	67,080
Total Revenue	$197,770	$204,527

Commercial Staffing - US	$20,801	$17,845
Professional Staffing - US	4,476	7,546
Professional Staffing - UK	8,590	9,422
Total Gross Profit	$33,867	$34,813

Selling, general and administrative expenses	$(35,305)	$(37,506)
Impairment of goodwill	(3,104)	(2,969)
Depreciation and amortization	(2,758)	(3,118)
Interest expense	(3,856)	(7,195)
Amortization of debt discount and deferred financing costs	(359)	(559)
Re-measurement gain (loss) on intercompany note	(260)	584
Gain from sale of business	-	124
PPP forgiveness gain	19,609	-
Other income	(33)	84
Loss Before Provision for Income Tax	$7,801	$(15,742)

For Fiscal 2021 and Fiscal 2020, the Company generated revenue in the U.S. and the U.K. as follows:

	January 1, 2022	January 2, 2021
United States	$135,398	$137,447
United Kingdom	62,372	67,080
Total Revenue	$197,770	$204,527

For the period ended Fiscal 2021 and Fiscal 2020, the Company has assets in the U.S. and the U.K. as follows:

	January 1, 2022	January 2, 2021
United States	$49,652	$53,593
United Kingdom	24,038	33,291
Total Assets	$73,690	$86,884

Total assets by segment is not presented as it is not reviewed by the Chief Operating Decision Maker in his evaluation of how to allocate capital and resources.

For the period ended Fiscal 2021 and Fiscal 2020, the Company has goodwill in the U.S. and the U.K. as follows:

	January 1, 2022	January 2, 2021
United States	$12,082	$12,082
United Kingdom	11,746	14,963
Total Goodwill	$23,828	$27,045